Material Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Name and relationship with related parties.

(a)  Name and relationship with related parties

Name of related parties	Relationship with the Group
Dr. Tony Xu Han	Founder, Chairman, Executive Director and CEO
Mr. Yan Li	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong	Senior Vice President
Ms. Jennifer Xuan Li	Chief Financial Officer and Head of International
Mr. Qingxiong Yang	Vice President
Mr. Jean-François Salles	Non-Executive Director
Mr. Kazuriho Doi	Non-Executive Director
Mr. David Tong Zhang	Independent Director
Ms. Huiping Yan	Independent Director
Mr. Grégoire de Franqueville	Former Non-Executive Director
Mr. Takao Asami	Former Non-Executive Director
Mr. Yibing Xu	Former Non-Executive Director
Mr. Jingzhao Wan	Former Non-Executive Director
Mr. Ziping Kuang	Former Non-Executive Director
Mohamed Albadrsharif Shaikh Abubaker Alshateri	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd.,	Affiliate of a shareholder
Alliance Ventures, B.V. and Nissan Mobility Service Co., Ltd (collectively “Alliance affiliates”)
Zhengzhou Yutong Bus Co., Ltd.,	Affiliate of a shareholder
Zhengzhou Yutong Heavy Industry Co., Ltd.,
Yutong Heavy Equipment Co., Ltd.,
Zhengzhou Yutong Mining Equipment Co., Ltd, and Ourland Environmental Technical Ltd (collectively “Yutong affiliates”)
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively “Yuji affiliates”)	Entity controlled by a close family member of Dr. Tony Xu Han

(a) Name and relationship with related parties

Name of related parties	Relationship with the Group
Dr. Tony Xu Han	Founder, Chairman, Executive Director and CEO
Mr. Yan Li	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong	Senior Vice President
Ms. Jennifer Xuan Li	Chief Financial Officer and Head of International
Mr. Qingxiong Yang	Vice President
Mr. Grégoire de Franqueville	Non-Executive Director
Mr. Takao Asami	Non-Executive Director
Mr. David Tong Zhang	Independent Director
Ms. Huiping Yan	Independent Director
Mr. Yibing Xu	Former Non-Executive Director
Mr. Jingzhao Wan	Former Non-Executive Director
Mr. Ziping Kuang	Former Non-Executive Director
Mohamed Albadrsharif Shaikh Abubaker Alshateri	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd., Alliance Ventures, B.V. and Nissan Mobility Service	Affiliate of a shareholder

Name of related parties	Relationship with the Group
Co., Ltd (collectively “Alliance affiliates”)
Zhengzhou Yutong Bus Co., Ltd.,
Zhengzhou Yutong Heavy Industry Co., Ltd.,
Yutong Heavy Equipment Co., Ltd.,	Affiliate of a shareholder
Zhengzhou Yutong Mining Equipment Co., Ltd, and Ourland Environmental Technical Ltd (collectively “Yutong affiliates”)
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively “Yuji affiliates”)	Entity controlled by a close family member of Dr. Tony Xu Han

Summary of key management personnel compensation

(b) Key management personnel compensation

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Short-term employment benefits (excluding discretionary bonus)	8,037	8,972
Discretionary bonus	5,470	4,376
Contributions to defined contribution retirement plans	135	109
Share-based compensation expenses	165,528	40,047
	179,170	53,504

(b) Key management personnel compensation

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Short-term employment benefits (excluding discretionary bonus)	22,461	18,191	15,575
Discretionary bonus	15,083	7,396	15,425
Contributions to defined contribution retirement plans	268	264	229
Share-based compensation expenses	82,410	621,172	973,975
	120,222	647,023	1,005,204

Summary of other transactions with related parties

(c) Other transactions with related parties

In addition to the transactions disclosed elsewhere in these financial statements, the Group entered into the following continuing material related party transactions during the periods presented:

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Sales of goods to:
Yutong affiliates	—	92
Alliance affiliates	2,620	—
	2,620	92
Service rendered to:
Alliance affiliates	6,478	6,058
Yutong affiliates	6,660	2,107
	13,138	8,165
Purchases of goods or services from:
Yutong affiliates*	53,638	13,366
Yuji affiliates	65,557	32,379
	119,195	45,745
Payments made on behalf of customers to:
Yuji affiliates	41,500	2,734
	41,500	2,734
Disposal of property and equipment to:
Yuji affiliates	—	1,431
	—	1,431
*

The Group sold and recognized goods purchased from Yutong affiliates for business operation in cost of goods sold in the amount of RMB6.1 million and RMB7.3 million for the six months ended June 30, 2024 and 2025, respectively.

In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group entered into the following continuing material related party transactions during the years presented:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Sales of goods to:
Yutong affiliates	43,697	5,708	—
Alliance affiliates	1,276	4,510	2,840
	44,973	10,218	2,840
Service rendered to:
Alliance affiliates	7,647	14,898	15,053
Yutong affiliates	833	23,390	13,816
Yuji affiliates	603	—	528
	9,083	38,288	29,397
Purchases of goods or services from:
Yutong affiliates*	168,862	18,377	71,042
Yuji affiliates	30,274	111,532	90,055
	199,136	129,909	161,097

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Payments made on behalf of customers to:
Yuji affiliates	—	34,848	65,238
	—	34,848	65,238
*

The Group sold and recognized goods purchased from Yutong affiliates for business operation in cost of goods sold in the amount of RMB111.7 million, RMB10.8 million and RMB 9.1 million for the years ended December 31, 2022, 2023 and 2024, respectively.

Summary of balances with related parties

(d) Balances with related parties

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Trade related
Trade receivables from:
Alliance affiliates	3,944	145
Yutong affiliates	11,880	11,222
Less: loss allowance	(2,707)	(2,395)
Trade receivables, net of loss allowance	13,117	8,972
Prepayments to:
Yuji affiliates	—	18,500
Yutong affiliates	13,501	23,445
Prepayments to and amounts due from related parties	26,618	50,917
Trade related
Amounts due to related parties
Trade and other payables to:
Yutong affiliates	2,185	8,070
Yuji affiliates	7,265	6,586
	9,450	14,656

(d) Balances with related parties

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade related
Trade receivables from:
Alliance affiliates	3,252	3,944
Yutong affiliates	26,218	11,880
Less: loss allowance	(2,547)	(2,707)
Trade receivables, net of loss allowance	26,923	13,117
Prepayments to:
Yutong affiliates	—	13,501
Prepayments to and amounts due from related parties	26,923	26,618
Trade related
Amounts due to related parties
Trade and other payables to:
Yutong affiliates	35,009	2,185
Yuji affiliates	42,393	7,265
Alliance affiliates	425	—
	77,827	9,450